Other financial liabilities measured at amortized cost (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities [Line Items]
Other accrued expenses	$ 1,613	$ 1,564
Accrued interest expenses	4,186	2,008
Settlement and clearing accounts	1,314	1,060
Lease liabilities	2,904	3,211
Other	2,695	2,549
Total other financial liabilities measured at amortized cost	$ 12,713	$ 10,391